Share Based Compensation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation (Details) [Line Items]
Share-based compensation expense		$ 1,086,231	$ 778,423
2020 Equity Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Purchase of ordinary shares (in Shares)	3,500,000